UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01911

Schroder Capital Funds (Delaware)
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

Item 1.   Schedule of Investments

Schroder U.S. Opportunities Fund

Schedule of Investments

July 31, 2014 (unaudited)

Shares		Value $
	COMMON STOCK — 92.2%
	Consumer Discretionary — 13.5%
49,600	AMC Entertainment Holdings Class A	1,122,944
162,300	American Eagle Outfitters	1,730,118
24,400	Bally Technologies (1)	1,468,148
27,100	Brunswick	1,092,943
99,500	Callaway Golf	756,200
78,700	Chegg (1)	506,041
46,500	ClubCorp Holdings	786,315
8,900	Domino’s Pizza	640,800
17,500	Fortune Brands Home & Security	661,325
37,303	Fox Factory Holding (1)	555,069
3,700	Harman International Industries	401,635
17,700	Home Inns & Hotels Management ADR (1)	631,536
16,200	John Wiley & Sons Class A	973,458
24,000	Matthews International Class A	1,043,760
45,400	National CineMedia	729,124
18,400	Red Robin Gourmet Burgers (1)	1,184,224
29,735	ServiceMaster Global Holdings (1)	522,444
30,100	Six Flags Entertainment	1,150,422
46,000	Steven Madden (1)	1,465,100
23,308	Waste Connections	1,103,401
		18,525,007
	Consumer Staples — 0.8%
76,350	Dean Foods	1,169,682

	Financial Services — 18.3%
19,600	Amerisafe	717,360
24,815	Blackstone Mortgage Trust Class A REIT	706,483
99,600	Brown & Brown	3,065,688
62,300	CoreLogic (1)	1,694,560
24,359	Equity Lifestyle Properties REIT	1,078,860
3,675	First Citizens BancShares Class A	817,136
64,400	First Horizon National	758,632
32,400	FirstMerit	570,240
62,400	FXCM Class A	849,888
56,457	Golub Capital BDC	937,751
16,200	Heartland Financial USA	386,046
25,500	Heritage Financial	405,705
25,700	HFF Class A (1)	872,772
60,300	Kennedy-Wilson Holdings	1,411,020
15,400	Lakeland Financial	560,406
14,369	Mid-America Apartment Communities REIT	1,004,681
90,100	Old National Bancorp	1,205,538
82,395	Parkway Properties REIT	1,708,048
23,100	ProAssurance	1,007,853
21,936	Redwood Trust REIT	416,345
16,100	Reinsurance Group of America Class A	1,292,186
22,300	Simmons First National Class A	883,749
11,900	South State	691,509
23,029	Stifel Financial (1)	1,054,498
24,240	Terreno Realty REIT	453,288
11,200	Wintrust Financial	518,896
		25,069,138
	Healthcare — 13.0%
24,600	Aerie Pharmaceuticals (1)	436,158
24,695	Catalent (1)	493,653
14,500	Centene (1)	1,045,305
18,900	Cepheid (1)	711,396
5,700	Cooper	917,016
18,000	Fluidigm (1)	515,340
36,700	HealthSouth	1,406,711
20,715	K2M Group Holdings (1)	351,533
218,800	Lexicon Pharmaceuticals (1)	321,636
30,900	LifePoint Hospitals (1)	2,216,148
22,600	Masimo (1)	544,208
14,600	Medicines (1)	341,202
24,700	NanoString Technologies (1)	297,635
39,700	Parexel International (1)	2,126,332
30,160	Premier Class A (1)	853,528
3,000	Revance Therapeutics (1)	92,040
9,400	Salix Pharmaceuticals (1)	1,239,954
13,200	Sirona Dental Systems (1)	1,058,640
28,500	Spectranetics (1)	731,025
16,800	Surgical Care Affiliates (1)	493,584
28,000	Trinity Biotech ADR	650,440
107,418	Unilife (1)	270,693
17,700	West Pharmaceutical Services	721,275
		17,835,452
	Materials & Processing — 8.6%
30,200	Beacon Roofing Supply (1)	834,728
97,500	Berry Plastics Group (1)	2,368,275
2,893	CLARCOR	171,584
13,600	Compass Minerals International	1,169,872
36,100	Hexcel (1)	1,344,725
7,000	Innophos Holdings	423,010
25,200	Minerals Technologies	1,463,364
12,900	Olin	342,753
15,200	Packaging Corp. of America	1,005,632
45,502	Pretium Resources (1)	312,599
33,700	Simpson Manufacturing	1,024,817
33,000	Steel Dynamics	699,930
13,000	Universal Forest Products	569,140
		11,730,429

Shares		Value $
	Other Energy — 3.8%
26,700	Carrizo Oil & Gas (1)	1,639,647
69,000	Jones Energy Class A (1)	1,298,580
19,700	Laredo Petroleum Holdings (1)	534,658
21,600	NOW (1)	695,304
47,948	StealthGas (1)	513,043
46,500	Synergy Resources (1)	489,180
		5,170,412
	Producer Durables — 15.8%
41,300	ABM Industries	1,016,393
8,300	Allegiant Travel Class A (1)	977,408
32,500	Applied Industrial Technologies	1,574,950
18,100	Belden	1,228,990
10,000	Bristow Group	713,700
43,400	Compass Diversified Holdings LP	764,708
21,100	Dycom Industries (1)	593,332
13,400	EnerSys	849,962
11,000	Genesee & Wyoming Class A (1)	1,097,030
38,700	Herman Miller	1,131,588
17,916	IDEX	1,358,391
18,900	MTS Systems	1,247,400
11,100	MYR Group (1)	275,391
15,800	On Assignment (1)	426,758
10,800	OSI Systems (1)	716,040
14,400	Powell Industries	841,104
37,300	Primoris Services	890,724
26,350	Regal-Beloit	1,852,141
16,500	Spirit Airlines (1)	1,079,430
10,286	Teekay	572,519
47,100	Tetra Tech	1,143,588
5,200	Towers Watson Class A	530,504
16,200	US Ecology	733,212
		21,615,263
	Technology — 14.1%
28,500	AOL (1)	1,098,675
177,700	Atmel (1)	1,457,140
82,600	Cadence Design Systems (1)	1,390,158
18,100	Ciena (1)	353,493
196,000	Cinedigm Class A (1)	444,920
65,400	Entegris (1)	751,446
22,600	EPAM Systems (1)	873,716
34,800	Fabrinet (1)	647,280
50,400	Fairchild Semiconductor International Class A (1)	767,088
44,200	Finisar (1)	872,066
45,800	Fortinet (1)	1,124,390
46,900	Global Eagle Entertainment (1)	478,380
54,300	Integrated Device Technology (1)	779,748
94,700	JDS Uniphase (1)	1,124,089
42,300	M/A-COM Technology Solutions Holdings (1)	841,770
9,600	Monolithic Power Systems	395,904
36,200	Nanometrics (1)	563,272
22,800	NetScout Systems (1)	969,684
44,260	PTC (1)	1,591,590
87,000	Sapient (1)	1,284,120
31,583	Verint Systems (1)	1,482,506
		19,291,435
	Utilities — 4.3%
20,600	IDACORP	1,103,130
46,422	NorthWestern	2,145,625
19,300	SJW	517,433
34,700	UNS Energy	2,096,574
		5,862,762
	TOTAL COMMON STOCK (Cost $99,953,437)	126,269,580

	INVESTMENT COMPANY — 1.5%
	United States — 1.5%
18,700	iShares Russell 2000 ETF (Cost $2,162,571)	2,077,383
	TOTAL INVESTMENTS — 93.7% (Cost $102,116,008)*	128,346,963
	OTHER ASSETS LESS LIABILITIES –– 6.3%	8,546,357
	NET ASSETS — 100%	$136,893,320

(1)         Denotes non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

LP — Limited Partnership

REIT — Real Estate Investment Trust

* At July 31, 2014, the tax basis cost of the Fund’s investments was $102,116,008 and the unrealized appreciation and depreciation were $29,803,357 and $(3,572,402), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Alpha Fund

Schedule of Investments

July 31, 2014 (unaudited)

Shares		Value $
	COMMON STOCK — 99.1%
	Australia (2) — 1.6%
349,960	Brambles	3,029,639

	Belgium (2) — 1.7%
37,233	UCB	3,415,156

	Canada — 1.5%
56,770	Toronto-Dominion Bank	2,968,795

	Finland (2) — 2.6%
631,151	Nokia	5,000,202

	France (2) — 12.7%
25,688	Arkema	2,381,739
59,280	BNP Paribas	3,933,424
23,261	Essilor International	2,272,318
14,113	Kering	3,021,357
55,008	Safran	3,232,663
24,272	Sanofi	2,548,333
54,737	Schneider Electric	4,639,306
144,147	Suez Environnement	2,690,230
		24,719,370
	Germany (2) — 8.6%
26,849	adidas	2,126,019
18,599	Bayerische Motoren Werke	2,215,507
15,296	Continental	3,294,205
56,347	GEA Group	2,528,300
38,242	HeidelbergCement	2,836,775
48,359	SAP	3,800,615
		16,801,421
	Hong Kong (2) — 4.8%
700,000	AIA Group	3,750,180
351,000	Hongkong Land Holdings	2,399,117
87,072	Jardine Strategic Holdings	3,112,065
		9,261,362
	India (2) — 2.0%
1,527,774	Idea Cellular	3,939,495

	Israel — 1.4%
39,244	Check Point Software Technologies (1)	2,663,490

	Italy (2) — 1.8%
947,959	Intesa Sanpaolo	2,815,074
623,662	Telecom Italia	718,639
		3,533,713
	Japan (2) — 17.8%
217,200	Astellas Pharma	2,945,363
124,700	Bridgestone	4,500,469
30,800	East Japan Railway	2,467,298
502,000	Hitachi	3,890,903
156,000	Nabtesco	3,524,528
423,700	Nissan Motor	4,156,669
317,000	Sekisui Chemical	3,800,975
14,800	SMC	4,085,964
130,100	Sumitomo Mitsui Financial Group	5,303,459
		34,675,628
	Mexico — 1.0%
286,476	Grupo Financiero Banorte Class O	1,905,867

	Norway (2) — 3.9%
208,593	DnB NOR	3,696,600
139,073	Statoil	3,973,952
		7,670,552
	Singapore (2) — 1.9%
255,000	DBS Group Holdings	3,715,181

	Sweden (2) — 1.4%
111,682	Svenska Cellulosa SCA Class B	2,750,287

	Switzerland (2) — 13.7%
35,062	Adecco	2,622,588
150,722	Credit Suisse Group	4,088,749
27,737	Lonza Group	3,075,857
70,319	Nestle	5,206,424
21,728	Roche Holding	6,305,590
8,944	Syngenta	3,168,451
7,484	Zurich Insurance Group	2,174,176
		26,641,835
	United Kingdom (2) — 20.7%
38,846	AstraZeneca	2,836,408
818,635	Barclays	3,103,203
193,606	BG Group	3,817,779
97,659	BHP Billiton	3,331,357
127,494	BT Group Class A	834,693
151,603	Capita	3,069,728
112,808	Diageo	3,387,898
483,584	HSBC Holdings	5,184,484
274,573	Premier Oil	1,488,054
152,354	Prudential	3,501,694

Shares		Value $
107,460	Royal Dutch Shell Class A	4,418,979
1,141,429	Vodafone Group	3,801,079
81,956	WPP	1,631,467
		40,406,823
	TOTAL COMMON STOCK (Cost $178,317,414)	193,098,816
	TOTAL INVESTMENTS — 99.1% (Cost $178,317,414)*	193,098,816
	OTHER ASSETS LESS LIABILITIES — 0.9%	1,748,761
	NET ASSETS — 100%	$194,847,577

(1)         Denotes non-income producing security.

(2)         Security is fair valued.

* At July 31, 2014, the tax basis cost of the Fund’s investments was $178,317,414, and the unrealized appreciation and depreciation were $20,877,886 and $(6,096,484), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

July 31, 2014 (unaudited)

The following is a summary of the inputs used as of July 31, 2014, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$126,269,580	$—	$—	$126,269,580
Investment Company	2,077,383	—	—	2,077,383
Total Investments in Securities	$128,346,963	$—	$—	$128,346,963

Schroder International Alpha Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock (3)
Australia	$—	$3,029,639	$—	$3,029,639
Belgium	—	3,415,156	—	3,415,156
Canada	2,968,795	—	—	2,968,795
Finland	—	5,000,202	—	5,000,202
France	—	24,719,370	—	24,719,370
Germany	—	16,801,421	—	16,801,421
Hong Kong	—	9,261,362	—	9,261,362
India	—	3,939,495	—	3,939,495
Israel	2,663,490	—	—	2,663,490
Italy	—	3,533,713	—	3,533,713
Japan	—	34,675,628	—	34,675,628
Mexico	1,905,867	—	—	1,905,867
Norway	—	7,670,552	—	7,670,552
Singapore	—	3,715,181	—	3,715,181
Sweden	—	2,750,287	—	2,750,287
Switzerland	—	26,641,835	—	26,641,835
United Kingdom	—	40,406,823	—	40,406,823
Total Common Stock	7,538,152	185,560,664	—	193,098,816

Total Investments in Securities	$7,538,152	$185,560,664	$—	$193,098,816

(1)              There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)              All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)              Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2014, the Fund had securities with a total value of $185,560,664 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2013 through July 31, 2014 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Capital Funds (Delaware)

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2014

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 29, 2014

*     Print the name and title of each signing officer under his or her signature.